UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31
Date of reporting period: June 30, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
MONEY MARKET TRUST

WESTERN ASSET MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

FORM N-Q
JUNE 30, 2008

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited)	June 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.0%
Education — 25.2%
$ 10,000,000	Massachusetts School Building Authority, TECP, 1.630% due 10/8/08	$10,000,000
	Massachusetts State DFA, Revenue:
5,555,000	Boston University, LOC-BNP Paribas, 1.300%, 7/3/08 (a)	5,555,000
	Boston University, LOC-RBS Citizens N.A.:
3,000,000	2.560%, 7/1/08 (a)	3,000,000
300,000	2.850%, 7/1/08 (a)	300,000
1,640,000	Eaglebrook School, LOC-Bank of America N.A., 1.450%, 7/2/08 (a)	1,640,000
2,000,000	Judge Rotenburg Educational Center, LOC-Fleet National Bank, 1.450%,
	7/2/08(a)	2,000,000
8,900,000	Phillips Academy, SPA-Bank of New York, 1.550%, 7/3/08 (a)	8,900,000
235,000	Refunding, Higher Education, Smith College, 1.250%, 7/3/08 (a)	235,000
5,200,000	Refunding, Wentworth Institute of Technology, LOC-JPMorgan Chase,
	1.650%, 7/3/08 (a)	5,200,000
7,313,000	Smith College Project, 1.250%, 7/3/08 (a)	7,313,000
2,800,000	Smith College, SPA-Morgan Stanley, 1.340%, 7/3/08 (a)	2,800,000
5,000,000	Massachusetts State Educational Financing Authority Revenue, TECP, 1.350% due
	7/7/08	5,000,000
	Massachusetts State HEFA:
	Amherst College:
2,725,000	1.100%, 7/3/08 (a)	2,725,000
300,000	1.100%, 7/3/08 (a)	300,000
2,200,000	Harvard University, 1.180%, 7/3/08 (a)	2,200,000
9,100,000	Suffolk University, LOC-JPMorgan Chase, 1.630%, 7/3/08 (a)	9,100,000
1,475,000	University of Massachusetts, LOC-Dexia Credit Local, 1.430%, 7/2/08
	(a)	1,475,000
1,040,000	Wellesley College, Issue E, 1.400%, 7/2/08 (a)	1,040,000
	Williams College:
7,000,000	1.400%, 7/2/08 (a)	7,000,000
3,181,000	1.250%, 7/3/08 (a)	3,181,000
7,300,000	Massachusetts State HEFA Revenue, Museum of Fine Arts, SPA-Bank of
	America N.A., 1.600%, 7/1/08 (a)	7,300,000
	Total Education	86,264,000
Finance — 2.7%
	Massachusetts State DFA:
3,000,000	Buckingham Browne & Nichols School, LOC-JPMorgan Chase, 1.620%,
	7/3/08(a)	3,000,000
6,200,000	Revenue, YMCA Greater Boston, LOC-Citizens Bank, 1.570%, 7/3/08
	(a)	6,200,000
	Total Finance	9,200,000
General Obligation — 20.2%
4,313,648	Andover, MA, GO, BAN, 2.250% due 3/25/09	4,329,258
6,900,000	Brookline, MA, GO, BAN, 2.000% due 4/16/09	6,916,121
1,915,000	Commonwealth of Massachusetts, GO, Refunding, LIQ-Landesbank
	Hessen-Thuringen and Bayerische Landesbank, 1.450%, 7/3/08 (a)	1,915,000
2,500,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA,
	SPA-Dexia Credit Local, 1.800%, 7/1/08 (a)	2,500,000
6,100,000	Hingham, MA, GO, BAN, 2.500% due 6/18/09	6,143,356
2,000,000	Hull, MA, BAN, GO, 4.250% due 7/11/08	2,000,237
10,000,000	Malden, MA, BAN, GO, 4.000% due 10/24/08	10,018,211
2,020,000	Massachusetts Bay Transportation Authority, GO, General Transportation
	System, SPA-Landesbank Baden-Wurttemberg, 1.550%, 7/2/08 (a)	2,020,000
	Massachusetts State, GO:
	Central Artery:
3,500,000	SPA-Landesbank Baden-Wurttemberg, 2.100%, 7/1/08 (a)	3,500,000

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
General Obligation — 20.2% (continued)
$ 100,000	SPA-State Street Bank & Trust Co., 2.100%, 7/1/08 (a)	$100,000
	Consolidated Loan:
300,000	SPA-Bank of America, 2.850%, 7/1/08 (a)	300,000
200,000	SPA-Dexia Credit Local, 2.850%, 7/1/08 (a)	200,000
4,800,000	Milton, MA, BAN, GO, 4.000% due 9/19/08	4,803,745
6,000,000	New Bedford, MA, GO, BAN, 2.500% due 2/13/09	6,055,228
1,590,000	Norwood, MA, GO, 3.500% due 1/15/09	1,596,487
13,796,500	Wellesley, MA, GO, BAN, 2.500% due 6/19/09	13,898,720
3,150,336	Winchester, MA, GO, BAN, 2.125% due 7/10/08	3,150,819
	Total General Obligation	69,447,182
Hospitals — 12.7%
	Massachusetts State DFA, Revenue:
3,075,000	Masonic Nursing Home Inc., LOC-Citizens Bank, 1.450%, 7/2/08 (a)	3,075,000
9,905,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 1.600%, 7/3/08
	(a)	9,905,000
	Massachusetts State HEFA:
	Partners Healthcare Systems:
3,405,000	1.600%, 7/1/08 (a)	3,405,000
1,700,000	SPA-JPMorgan Chase, 1.460%, 7/3/08 (a)	1,700,000
1,300,000	Pool Loan Program, LOC-Citizens Bank, 1.450%, 7/3/08 (a)	1,300,000
	Revenue:
5,300,000	Boston University, 1.150%, 7/2/08 (a)	5,300,000
600,000	Capital Asset Program, LOC-Bank of America, 1.450%, 7/3/08 (a)	600,000
	Capital Asset:
2,450,000	LOC-Bank of America, 1.450%, 7/3/08 (a)	2,450,000
4,090,000	LOC-Citizens Bank, 1.450%, 7/3/08 (a)	4,090,000
7,930,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 1.530%,
	7/2/08 (a)	7,930,000
2,425,000	Great Brook Valley Health, LOC-TD Banknorth N.A., 1.570%,
	7/2/08 (a)	2,425,000
840,000	Hillcrest Extended Care A, LOC-KBC Bank NV, 1.500%, 7/2/08 (a)	840,000
	Partners Healthcare Systems:
400,000	1.600%, 7/1/08 (a)	400,000
15,000	SPA-Bank of SPAAmerica, 1.460%, 7/3/08 (a)	15,000
	Total Hospitals	43,435,000
Housing: Multi-Family — 7.5%
	Massachusetts State DFA:
2,600,000	MFH, Archstone Readstone, LOC-PNC Bank N.A., 1.670%, 7/2/08 (a)(b)	2,600,000
13,000,000	Revenue, MFH-Avalon Acton Apartments, FNMA, 1.600%, 7/3/08 (a)(b)	13,000,000
	Massachusetts State HFA:
2,900,000	Housing Revenue, FSA, SPA-Dexia Credit Local, 1.700%, 7/2/08 (a)	2,900,000
2,000,000	MFH, Princeton Crossing, FNMA, 1.620%, 7/3/08 (a)(b)	2,000,000
5,300,000	Massachusetts State Housing Finance Agency Revenue, LOC-Lloyds TSB
	Bank PLC, 1.650%, 7/3/08 (a)(b)	5,300,000
	Total Housing: Multi-Family	25,800,000
Housing: Single Family — 0.4%
1,500,000	Massachusetts State HFA, Housing Revenue, FSA, SPA-Dexia Credit Local,
	1.850%, 7/2/08 (a)(b)	1,500,000
Industrial Development — 5.8%
	Massachusetts State DFA:
	IDR:
1,470,000	Ahead Headgear Inc., LOC-Citizens Bank of MA, 1.650%, 7/2/08
	(a)(b)	1,470,000

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Industrial Development — 5.8% (continued)
$ 400,000	Cider Mills Farms Co. Inc., LOC-Fleet National Bank, 1.700%,
	7/2/08 (a)(b)	$400,000
6,000,000	Multi-Mode-YMCA North Shore Project, LOC-Keybank N.A.,
	1.590%, 7/3/08 (a)	6,000,000
955,000	Revenue, Salema Family Limited Partnership, LOC-Fleet National
	Bank, 1.650%, 7/2/08 (a)(b)	955,000
6,670,000	ISO New England Inc., LOC-Key Bank N.A., 1.550%, 7/3/08 (a)	6,670,000
900,000	Refunding, Ocean Spray Cranberries Project, SPA-Wachovia Bank,
	1.500%, 7/3/08 (a)	900,000
3,355,000	Revenue, North Shore Community Arts, LOC-Citizens Bank of MA,
	3.150% due 1/2/09 (c)	3,355,000
	Total Industrial Development	19,750,000
Life Care Systems — 1.8%
	Massachusetts State DFA:
3,650,000	Assisted Living Facility Revenue, Whalers Cove Project, LOC-Wachovia
	Bank N.A., 1.580%, 7/3/08 (a)(b)	3,650,000
2,715,000	Revenue, Brooksby Village Inc. Project, LOC-LaSalle Bank, 1.500%,
	7/3/08 (a)	2,715,000
	Total Life Care Systems	6,365,000
Miscellaneous — 7.3%
	Massachusetts State DFA:
2,040,000	Horner Millwork Corp., LOC-Bank of America, 1.700%, 7/2/08 (a)(b)	2,040,000
	Revenue:
4,850,000	Community Resources For Justice, LOC-Citizens Bank of MA,
	1.560%, 7/3/08 (a)	4,850,000
6,800,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 1.630%,
	7/3/08 (a)	6,800,000
5,015,000	Massachusetts State HEFA, Refunding Partners Healthcare System, 1.600%,
	7/1/08 (a)	5,015,000
200,000	Massachusetts State HEFA Revenue, Capital Asset Program, LOC-Bank of
	America, 2.050%, 7/1/08 (a)	200,000
6,000,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research,
	SPA-Bank of America, 1.480%, 7/2/08 (a)	6,000,000
	Total Miscellaneous	24,905,000
Solid Waste — 6.2%
	Massachusetts State DFA, Solid Waste Disposal Revenue:
	Newark Group Project, LOC-Wachovia Bank N.A:
3,900,000	1.650%, 7/2/08 (a)(b)	3,900,000
8,400,000	1.650%, 7/2/08 (a)(b)	8,400,000
9,000,000	Wheelabrator Millbury Project, LOC-JPMorgan Chase, 2.600%, 7/1/08
	(a)(b)	9,000,000
	Total Solid Waste	21,300,000
Transportation — 4.4%
10,000,000	Massachusetts Bay Transportation Authority, TECP, 1.800% due 12/2/08	10,000,000
5,000,000	Massachusetts Port Authority, TECP, 1.370% due 7/10/08	5,000,000
	Total Transportation	15,000,000
Utilities — 0.6%
	Massachusetts State Water Resources Authority:
200,000	Multi-Modal, LOC-Helaba, 1.800%, 7/2/08 (a)	200,000
2,000,000	SPA-Bayerische Landesbank, 1.530%, 7/2/08 (a)	2,000,000
	Total Utilities	2,200,000

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.0% (continued)
Water & Sewer—5.2%
	Boston, MA, Water & Sewer, TECP, LOC-Bank of America
$2,000,000	0.950% due 8/4/08	$2,000,000
1,600,000	0.950% due 8/6/08	1,600,000
	Massachusetts State Water Resources Authority:
	Multi-Modal, Refunding:
1,400,000	LOC-Landesbank Baden-Wurttemberg, 1.850%, 7/1/08 (a)	1,400,000
7,180,000	Subordinated, LOC-Landesbank Hessen-Thuringen, 2.970%, 7/1/08 (a)	7,180,000
5,600,000	SPA-Bayerische Landesbank, 1.530%, 7/2/08 (a)	5,600,000
	Total Water & Sewer	17,780,000
	TOTAL INVESTMENTS — 100.0% (Cost — $342,946,182#)	342,946,182
	Liabilities in Excess of Other Assets — 0.0%	(141,153)

	TOTAL NET ASSETS — 100.0%	$342,805,029

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Abbreviations used in this schedule:
BAN - Bond Anticipation Notes
CIL - Corporation for Independent Living
DFA - Development Finance Agency
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
IFA - Industrial Finance Agency
ISO - Independent System Operator
LIQ - Liquidity Facility
LOC - Letter of Credit
MFH - Multi-Family Housing
SPA - Standby Bond Purchase Agreement - Insured Bonds
TECP - Tax Exempt Commercial Paper

Ratings Table†

S&P/Moody's‡
A-1	56.1%
VMIG1	24.3
SP-1	8.4
MIG1	5.0
AA	1.4
NR	4.8
100.0%

† As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch.
See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Massachusetts Municipal Money Market Fund (the “Fund”) is a separate non-diversified series of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

(c) Credit and Market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

2. Investment Valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	June 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$342,946,182	—	$342,946,182	—

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	August 26, 2008